DERIVATIVE INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments Narrative Details Abstract
Payroll expenses	$ 2,605	$ 2,162	$ 125
Derivative, notional amount	24,267	32,227
Fair value of derivative instruments other current assets	680
Fair value of derivative instruments other current liabilities	635	$ 635
Aggregate fair value of all derivative assets designated as hedging instruments	$ 680
Derivative Instrument, Gain (Loss) Reclassified from AOCI into Income, Effective Portion, Statement of Income or Comprehensive Income [Extensible Enumeration]	Total cost of revenues	Total cost of revenues	Total cost of revenues